Matthews Emerging Markets ex China Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.3%
	Shares	Value
South Korea: 21.4%
Samsung Electronics Co., Ltd.	29,862	$3,293,270
SK Hynix, Inc.	2,579	1,372,767
Hyundai Motor Co.	1,943	570,943
Hanwha Aerospace Co., Ltd.	588	484,409
KB Financial Group, Inc.	5,025	470,317
HD Hyundai Electric Co., Ltd.	775	425,302
NAVER Corp.	3,055	406,030
Hyundai Mobis Co., Ltd.	1,595	397,672
Hana Financial Group, Inc.	5,193	365,130
Hugel, Inc.[b]	1,994	316,309
HD Hyundai Heavy Industries Co., Ltd.	511	156,728
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	600	136,139
Total South Korea		8,395,016

Taiwan: 19.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,905	3,685,345
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	990,929
Delta Electronics, Inc.	11,000	474,820
MediaTek, Inc.	10,000	466,062
Accton Technology Corp.	9,000	425,086
Elite Material Co., Ltd.	5,000	406,631
Hon Hai Precision Industry Co., Ltd.	63,000	369,487
Poya International Co., Ltd.	21,270	328,331
Quanta Computer, Inc.	27,000	235,205
Tong Yang Industry Co., Ltd.	84,000	211,773
E Ink Holdings, Inc.	44,000	187,864
Total Taiwan		7,781,533

India: 13.3%
ICICI Bank, Ltd. ADR	18,423	477,156
Mahindra & Mahindra, Ltd.	14,642	456,123
Apollo Hospitals Enterprise, Ltd.	5,446	425,982
ABB India, Ltd.	6,684	418,698
HDFC Bank, Ltd. ADR	16,218	403,504
Bharti Airtel, Ltd.	19,980	375,465
Shriram Finance, Ltd.	40,320	370,728
State Bank of India	35,578	367,375
SBI Life Insurance Co., Ltd.[c,d]	17,672	331,143
Phoenix Mills, Ltd.	20,116	319,464
360 ONE WAM, Ltd.	30,967	310,033
Reliance Industries, Ltd.	21,323	302,123
Hindustan Aeronautics, Ltd.[d]	6,701	246,368
Godrej Properties, Ltd.[b]	14,602	226,507
Eternal, Ltd.[b]	77,343	186,718
Total India		5,217,387

Brazil: 11.4%
Petroleo Brasileiro SA - Petrobras ADR	40,357	837,408
NU Holdings, Ltd. Class Ab	36,713	527,566
WEG SA	53,900	526,516
B3 SA - Brasil Bolsa Balcao	147,000	517,967
Itau Unibanco Holding SA ADR	52,525	440,159
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	14,299	433,316
Raia Drogasil SA	92,362	416,181
Localiza Rent a Car SA	41,100	369,762
Vivara Participacoes SA	68,000	337,399

	Shares	Value
AGI, Inc. Class Ab	8,471	$61,584
Total Brazil		4,467,858

Indonesia: 4.5%
PT Astra International Tbk	1,166,300	428,926
PT Indosat Tbk	3,154,800	387,980
PT Bank Central Asia Tbk	988,100	375,018
PT Sumber Alfaria Trijaya Tbk	4,084,900	355,742
PT GoTo Gojek Tokopedia Tbk[b]	69,167,600	207,570
Total Indonesia		1,755,236

South Africa: 3.1%
Absa Group, Ltd.	35,981	506,982
Discovery, Ltd.	32,380	469,692
Shoprite Holdings, Ltd.	15,784	254,314
Total South Africa		1,230,988

Peru: 3.1%
Cia de Minas Buenaventura SAA ADR	22,017	793,493
Credicorp, Ltd.	1,268	430,080
Total Peru		1,223,573

Thailand: 3.1%
Krungthai Card Public Co., Ltd.	490,500	448,059
CP ALL Public Co., Ltd.	287,300	401,380
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	626,300	361,534
Total Thailand		1,210,973

Vietnam: 3.0%
Asia Commercial Bank JSC	548,140	490,033
Mobile World Investment Corp.	119,600	371,388
Vietnam Technological & Commercial Joint Stock Bank	275,300	320,839
Total Vietnam		1,182,260

Philippines: 2.9%
International Container Terminal Services, Inc.	40,590	459,686
BDO Unibank, Inc.	215,420	399,990
Globe Telecom, Inc.	11,180	299,053
Total Philippines		1,158,729

Singapore: 2.4%
Grab Holdings, Ltd. Class Ab	133,080	487,072
iFAST Corp., Ltd.	34,700	241,527
DFI Retail Group Holdings, Ltd.	56,110	234,540
Total Singapore		963,139

Malaysia: 2.0%
IHH Healthcare BHD	191,400	424,493
CIMB Group Holdings BHD	191,300	356,709
Total Malaysia		781,202

United States: 1.8%
Freeport-McMoRan, Inc.	7,394	434,619
Globant SAb	5,952	274,447
Total United States		709,066

Matthews Emerging Markets ex China Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Mexico: 1.8%
Banco del Bajio SAc,d	90,550	$279,056
Gentera SAB de CV	76,045	213,574
Grupo Financiero Banorte SAB de CV Class O	18,039	198,752
Total Mexico		691,382

Greece: 1.0%
Piraeus Bank SA	50,172	403,848
Total Greece		403,848

Saudi Arabia: 1.0%
Saudi National Bank	35,653	397,327
Total Saudi Arabia		397,327

Poland: 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	16,900	393,754
Total Poland		393,754

Argentina: 0.7%
Grupo Financiero Galicia SA ADR	5,679	265,266
Total Argentina		265,266

TOTAL COMMON EQUITIES		38,228,537
(Cost $29,826,232)
PREFERRED EQUITIES: 0.0%
Brazil: 0.0%
Localiza Rent a Car SA, Pfd.	1,585	13,747
Total Brazil		13,747

TOTAL PREFERRED EQUITIES		13,747
(Cost $12,718)
SHORT-TERM INVESTMENTS: 2.3%
	Shares	Value
Money Market Funds: 2.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[e]	885,655	$885,655
(Cost $885,655)

Total Investments: 99.6%		39,127,939
(Cost $30,724,605)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		156,065
Net Assets: 100.0%		$39,284,004

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $610,199, which is 1.55% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).